FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Risk Management (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2019 USD ($) $ / bbl	Dec. 31, 2019 CAD ($) $ / bbl
Risk Management Strategy Related to Hedge Accounting
Forward starting swaps		$ 1,384			$ 1,643
Weighted average interest rate on total debt		5.40%		5.30%	5.30%
Cash and cash equivalents		$ 2,221	$ 2,672		$ 1,960
Total credit facilities					8,328
Total unutilized credit facilities					$ 889
Commodity Price Risk
Risk Management Strategy Related to Hedge Accounting
Increase in price per barrel of crude oil | $ / bbl				10	10
Decrease in pre tax earnings for the company's outstanding derivative financial instruments	$ 46	39
Foreign Currency Exchange Risk
Risk Management Strategy Related to Hedge Accounting
Strengthening in the Cdn$ relative to the US$	1.00%
Gains (losses) on change in value of foreign currency basis spreads, net of tax	$ 146		$ 167
Liquidity Risk
Risk Management Strategy Related to Hedge Accounting
Cash and cash equivalents					$ 2,000
Total credit facilities					8,300
Total unutilized credit facilities					$ 4,900
Unused capacity under a Canadian debt shelf prospectus				$ 2,250
Unused capacity under Canadian and U.S. universal shelf prospectus				$ 3,000
Variable interest rates | Interest Rate Risk
Risk Management Strategy Related to Hedge Accounting
Increase in interest rates	1.00%
Increase (decrease) in pre-tax earnings from increase in interest rates	$ (2)	$ (10)
Proportion of floating interest rate exposure	12.00%		18.60%
Weighted average | Fixed interest rates | Interest Rate Risk
Risk Management Strategy Related to Hedge Accounting
Weighted average interest rate on total debt		5.40%		5.60%	5.60%